Average Annual Total Returns (Vanguard Mega Cap Growth Index Fund ETF)	Vanguard Mega Cap Growth Index Fund Vanguard Mega Cap Growth Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions Vanguard Mega Cap Growth Index Fund Vanguard Mega Cap Growth Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Mega Cap Growth Index Fund Vanguard Mega Cap Growth Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Based on Market Value Vanguard Mega Cap Growth Index Fund Vanguard Mega Cap Growth Index Fund - ETF Shares 9/1/2013 - 8/31/2014	CRSP US Mega Cap Growth Index Vanguard Mega Cap Growth Index Fund Vanguard Mega Cap Growth Index Fund - ETF Shares 9/1/2013 - 8/31/2014	MSCI US Large Cap Growth Index Vanguard Mega Cap Growth Index Fund Vanguard Mega Cap Growth Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Spliced Mega Cap Growth Index Vanguard Mega Cap Growth Index Fund Vanguard Mega Cap Growth Index Fund - ETF Shares 9/1/2013 - 8/31/2014
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.48%	32.03%	18.69%	32.45%	31.26%	32.59%	32.64%
Five Years	19.91%	19.62%	16.29%	19.90%	none	20.03%	20.04%
Since Inception	8.16%	7.91%	6.48%	8.16%		8.26%	8.26%